Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets, net - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets Net [Abstract]
Advance to suppliers	¥ 64,827	¥ 40,620
Input GST/IVA	412	568
Receivables from supply chain service provider	7,648	4,829
Expected return assets	1	1
Other receivables	24,282	21,460
Allowance for doubtful accounts	(1,662)	(1,663)
Prepaid expenses and other current assets, net	¥ 95,508	¥ 65,815